Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OPERATING
Net (loss) earnings	$ (3,995)	$ 15,677
Adjustments for:
Depletion, depreciation and amortization	34,948	34,291
Asset retirement obligation accretion	215	270
Deferred lease inducement	0	(90)
Impairment loss	7,937	14,500
Share-based compensation	2,237	3,536
Finance costs	4,256	5,075
Unrealized loss (gain) on financial instruments	1,586	(9,335)
Unrealized gain on foreign currency translation	(153)	(135)
Gain on asset dispositions	(114)	(207)
Asset retirement obligations settled	(46)	(300)
Changes in non-cash working capital	(2,035)	5,910
Net cash generated by operating activities	44,836	69,192
INVESTING
Additions to intangible exploration and evaluation assets	(5,377)	(9,288)
Additions to petroleum and natural gas assets	(30,626)	(30,832)
Additions to other assets	(929)	(586)
Proceeds from asset dispositions	114	207
Changes in non-cash working capital	(291)	251
Net cash used in investing activities	(37,109)	(40,248)
FINANCING
Issue of common shares for cash	547	0
Interest paid	(3,664)	(4,767)
Increase in long-term debt	476	508
Payments on lease obligations	(1,945)	0
Repayments of long-term debt	(16,523)	(17,797)
Dividends paid	(5,078)	(2,527)
Changes in non-cash working capital	(200)	(3)
Net cash used in financing activities	(26,387)	(24,586)
Currency translation differences relating to cash and cash equivalents	206	(102)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(18,454)	4,256
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	51,705	47,449
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 33,251	$ 51,705